Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Table
The following disclosures provide information on the compensation of our
CEO
and other NEO’s, each as calculated in accordance with SEC rules, and in comparison to certain metrics of the Company and our peer group.
The calculation of “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to
non-CEO
NEOs” is not reflective of how the Compensation Committee assesses executive officer compensation. Equity-based awards included in the below presentation are based on the grant date instead of the associated performance year. In addition, the values of equity awards may not reflect actual economic benefit that will be received due to uncertain market value and vesting schedules, among
other factors.
2022 Pay Versus Performance Table

Year (1)	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO (2) ($)	Average Summary Compensation Table Total for non-CEO NEOs ($)	Average Compensation Actually Paid to non-CEO NEOs (2) ($)	Value of Initial Fixed $100 Investment Based On		Net Income (in thousands) ($)	Adjusted Revenue (in thousands) ($)
					Company TSR ($)	Peer Group TSR (3) ($)

2022	19,223,262	14,602,204	6,854,413	2,568,832	157	147	168,682	970,195

2021	14,358,959	19,710,100	9,707,758	13,983,103	243	172	422,978	1,557,997

2020	9,874,166	13,813,668	5,526,044	8,889,950	163	134	218,438	943,276

(1)	For fiscal years 2022, 2021, and 2020, the CEO was Kenneth Moelis and the non-CEO NEOs were Navid Mahmoodzadegan, Jeffrey Raich, Elizabeth Crain, and Joseph Simon.

(2)
Amounts in this column are calculated in accordance with Item 402(v) of Regulation
S-K.
The following table details the adjustments prescribed by Item 402(v) to the “Summary Compensation Table” totals to determine the “Compensation Actually Paid” amounts. For the avoidance of doubt, no equity awards were cancelled due to a failure to meet vesting conditions during the years identified. All amounts presented below for
“Non-CEO
NEOs” are averages of the
non-CEO
NEO group.

Year	Executive(s)	Summary Compensation Table Total ($)	Deduct: Stock Awards ($)	Add: Year- end Value of Unvested Equity Awards Granted During Year (i)(ii) ($)	Increase/ (Decrease) in Value of Unvested Equity Awards Granted in Prior Years (i)(ii) ($)	Increase/ (Decrease) in Value of Equity Awards Granted and Vested During Year (i)(ii) ($)	Increase/ (Decrease) in Value of Equity Awards Granted in Prior Years Which Vested During Year (i)(ii) ($)	Add: Dividends (i)(ii) ($)	Total (Compensation Actually Paid) ($)

2022	CEO	19,223,262	(18,784,112)	1,111,924	(5,165,548)	18,189,177	(487,848)	515,349	14,602,204
	Non-CEO NEOs	6,854,413	(4,539,002)	2,147,924	(3,518,164)	1,962,490	(795,375)	456,546	2,568,832

2021	CEO	14,358,959	(8,829,314)	—	3,485,833	8,829,314	232,530	1,632,778	19,710,100
	Non-CEO NEOs	9,707,758	(3,829,680)	3,794,576	1,963,021	506,164	507,804	1,333,461	13,983,103

2020	CEO	9,874,166	(4,648,523)	5,729,175	1,525,787	—	121,486	1,211,577	13,813,668
	Non-CEO NEOs	5,526,044	(3,084,494)	3,073,476	1,544,305	511,268	377,926	941,425	8,889,950

(i)	For purposes of calculating amounts disclosed in this column, vesting schedules for qualifying equity under the Company’s retirement policy were determined in accordance with FASB ASC Topic 718.

(ii)	Our CEO and non-CEO NEOs receive a substantial portion of their annual variable incentive compensation in equity, which may consist of restricted stock units, deferred LP units, restricted LP units, and/or performance units. Each form of equity has its own set of sale on delivery restrictions and vesting conditions, which may result in fluctuations across the components of Compensation Actually Paid for the years identified. See “Executive Compensation-Moelis Annual Equity Awards” for further details

(3)
The peer group TSR for the identified years consists of other publicly traded independent investment banks with global coverage capabilities across all major industries. The peer group TSR is weighted by market capitalization and includes: Evercore Partners Inc., Greenhill & Co., Houlihan Lokey, Inc., Lazard Ltd, and PJT Partners, Inc. Perella Weinberg Partners (“Perella”) became a publicly listed company in June 2021 and does not have a public cumulative total shareholder return over the entirety of the measurement period represented in this table. Accordingly,
Perella
was excluded from the calculation and presentation of three-year total shareholder returns in this section.

Company Selected Measure Name	AdjustedRevenue
Named Executive Officers, Footnote [Text Block]	For fiscal years 2022, 2021, and 2020, the CEO was Kenneth Moelis and the non-CEO NEOs were Navid Mahmoodzadegan, Jeffrey Raich, Elizabeth Crain, and Joseph Simon.
Peer Group Issuers, Footnote [Text Block]	The peer group TSR for the identified years consists of other publicly traded independent investment banks with global coverage capabilities across all major industries. The peer group TSR is weighted by market capitalization and includes: Evercore Partners Inc., Greenhill & Co., Houlihan Lokey, Inc., Lazard Ltd, and PJT Partners, Inc.
PEO Total Compensation Amount	$ 19,223,262	$ 14,358,959	$ 9,874,166
PEO Actually Paid Compensation Amount	$ 14,602,204	19,710,100	13,813,668
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Amounts in this column are calculated in accordance with Item 402(v) of Regulation
S-K.
The following table details the adjustments prescribed by Item 402(v) to the “Summary Compensation Table” totals to determine the “Compensation Actually Paid” amounts. For the avoidance of doubt, no equity awards were cancelled due to a failure to meet vesting conditions during the years identified. All amounts presented below for
“Non-CEO
NEOs” are averages of the
non-CEO
NEO group.

Year	Executive(s)	Summary Compensation Table Total ($)	Deduct: Stock Awards ($)	Add: Year- end Value of Unvested Equity Awards Granted During Year (i)(ii) ($)	Increase/ (Decrease) in Value of Unvested Equity Awards Granted in Prior Years (i)(ii) ($)	Increase/ (Decrease) in Value of Equity Awards Granted and Vested During Year (i)(ii) ($)	Increase/ (Decrease) in Value of Equity Awards Granted in Prior Years Which Vested During Year (i)(ii) ($)	Add: Dividends (i)(ii) ($)	Total (Compensation Actually Paid) ($)

2022	CEO	19,223,262	(18,784,112)	1,111,924	(5,165,548)	18,189,177	(487,848)	515,349	14,602,204
	Non-CEO NEOs	6,854,413	(4,539,002)	2,147,924	(3,518,164)	1,962,490	(795,375)	456,546	2,568,832

2021	CEO	14,358,959	(8,829,314)	—	3,485,833	8,829,314	232,530	1,632,778	19,710,100
	Non-CEO NEOs	9,707,758	(3,829,680)	3,794,576	1,963,021	506,164	507,804	1,333,461	13,983,103

2020	CEO	9,874,166	(4,648,523)	5,729,175	1,525,787	—	121,486	1,211,577	13,813,668
	Non-CEO NEOs	5,526,044	(3,084,494)	3,073,476	1,544,305	511,268	377,926	941,425	8,889,950

Non-PEO NEO Average Total Compensation Amount	$ 6,854,413	9,707,758	5,526,044
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,568,832	13,983,103	8,889,950
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Amounts in this column are calculated in accordance with Item 402(v) of Regulation
S-K.
The following table details the adjustments prescribed by Item 402(v) to the “Summary Compensation Table” totals to determine the “Compensation Actually Paid” amounts. For the avoidance of doubt, no equity awards were cancelled due to a failure to meet vesting conditions during the years identified. All amounts presented below for
“Non-CEO
NEOs” are averages of the
non-CEO
NEO group.

Year	Executive(s)	Summary Compensation Table Total ($)	Deduct: Stock Awards ($)	Add: Year- end Value of Unvested Equity Awards Granted During Year (i)(ii) ($)	Increase/ (Decrease) in Value of Unvested Equity Awards Granted in Prior Years (i)(ii) ($)	Increase/ (Decrease) in Value of Equity Awards Granted and Vested During Year (i)(ii) ($)	Increase/ (Decrease) in Value of Equity Awards Granted in Prior Years Which Vested During Year (i)(ii) ($)	Add: Dividends (i)(ii) ($)	Total (Compensation Actually Paid) ($)

2022	CEO	19,223,262	(18,784,112)	1,111,924	(5,165,548)	18,189,177	(487,848)	515,349	14,602,204
	Non-CEO NEOs	6,854,413	(4,539,002)	2,147,924	(3,518,164)	1,962,490	(795,375)	456,546	2,568,832

2021	CEO	14,358,959	(8,829,314)	—	3,485,833	8,829,314	232,530	1,632,778	19,710,100
	Non-CEO NEOs	9,707,758	(3,829,680)	3,794,576	1,963,021	506,164	507,804	1,333,461	13,983,103

2020	CEO	9,874,166	(4,648,523)	5,729,175	1,525,787	—	121,486	1,211,577	13,813,668
	Non-CEO NEOs	5,526,044	(3,084,494)	3,073,476	1,544,305	511,268	377,926	941,425	8,889,950

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
List of Performance Measures
The following table lists the performance measures that we believe represent the most important performance measures used to link compensation actually paid to our CEO and non-CEO
NEOs for fiscal year 2022 to our
performance:

Performance Measures

Adjusted Revenues

Adjusted Net Income

Operating Margin

TSR

Total Shareholder Return Amount	$ 157	243	163
Peer Group Total Shareholder Return Amount	147	172	134
Net Income (Loss)	$ 168,682,000	$ 422,978,000	$ 218,438,000
Company Selected Measure Amount	970,195,000	1,557,997,000	943,276,000
PEO Name	Kenneth Moelis	Kenneth Moelis	Kenneth Moelis
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Revenues
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	TSR
PEO [Member] | Deduct Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (18,784,112)	$ (8,829,314)	$ (4,648,523)
PEO [Member] | Year End Value of Unvested Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,111,924	0	5,729,175
PEO [Member] | Increase (Decrease) in Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,165,548)	3,485,833	1,525,787
PEO [Member] | Increase (Decrease) in Value of Equity Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,189,177	8,829,314	0
PEO [Member] | Increase (Decrease) in Value of Equity Awards Granted in Prior Years Which Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(487,848)	232,530	121,486
PEO [Member] | Add Dividend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	515,349	1,632,778	1,211,577
Non-PEO NEO [Member] | Deduct Stock [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,539,002)	(3,829,680)	(3,084,494)
Non-PEO NEO [Member] | Year End Value of Unvested Equity Awards Granted During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,147,924	3,794,576	3,073,476
Non-PEO NEO [Member] | Increase (Decrease) in Value of Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,518,164)	1,963,021	1,544,305
Non-PEO NEO [Member] | Increase (Decrease) in Value of Equity Awards Granted and Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,962,490	506,164	511,268
Non-PEO NEO [Member] | Increase (Decrease) in Value of Equity Awards Granted in Prior Years Which Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(795,375)	507,804	377,926
Non-PEO NEO [Member] | Add Dividend [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 456,546	$ 1,333,461	$ 941,425